Land Use Right, Net (Tables)	12 Months Ended
Sep. 30, 2023
Land Use Right, Net [Abstract]
Schedule of Land Use Right, Net	As of September 30, 2022 and 2023, land use right, net consisted of the following:
	As of September 30,
	2022	2023
Land use right	$6,875,756	$1,671,519
Accumulated amortization	(193,060)	(25,073)
Land use right, net	$6,682,696	$1,646,446

Schedule of Amortization of Land Use Right	The following is a schedule, by fiscal years, of amortization of land use right as of September 30, 2023:
Years ending September 30,	Amount
2024	$34,581
2025	34,581
2026	34,581
2027	34,581
2028	34,581
2029 and thereafter	1,473,541
Total	$1,646,446